SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

25.    SUBSEQUENT EVENTS

 The following events occurred subsequent to December 31, 2020,

1)    On March 11, 2021, the Company entered into a loan agreement with a commercial bank for up to $11 million (Colombian Peso $31,632,000,000). Under the agreement, the Company would incur costs for taxes and commission of 1.47% payable on any loan advances. The Company received gross $1.5 million (Colombian Peso $4,400,000,000) on March 17, 2021 on which they paid commission fees and taxes of $187,000 (Colombian Peso $ 533,000,000). On April 12, 2021, the Company received gross COP $3,182,000,000 on April 12, 2021 (CAD $1.1M). This amount was not subject to any amounts withheld.

2)   On April 6, 2021, the Company and a third party Commerk ("Commerk") entered into an agreement with a 7 year term for construction projects the first one being the construction of 220 towers. Commerk is committed to spend 25% of the construction cost. The spending made by Commerk will be treated as a debt and will accrue interests at 6.2%.